9. TRANSACTIONS WITH RELATED PARTIES (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Transactions With Related Parties Tables
Short-term benefits to employees	$ 21,876,904	$ 22,535,159
Contract termination benefit	345,466	0
Senior management remuneration	$ 22,222,370	$ 22,535,159